Investments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Investment Income:
Investment income, before expense	$ 4,154	$ 4,279	$ 4,610
Investment expense	(183)	(177)	(166)
Net investment income	3,971	4,102	4,444
Fixed income securities
Net Investment Income:
Investment income, before expense	3,484	3,737	3,998
Equity securities
Net Investment Income:
Investment income, before expense	122	90	80
Mortgage loans
Net Investment Income:
Investment income, before expense	359	385	498
Limited partnership interests
Net Investment Income:
Investment income, before expense	88	40	17
Short-term investments
Net Investment Income:
Investment income, before expense	6	8	27
Other
Net Investment Income:
Investment income, before expense	$ 95	$ 19	$ (10)